Cash and stock-based compensation plans	12 Months Ended
Dec. 31, 2017
Disclosure of share-based payment arrangements [Abstract]
Disclosure of share-based payment arrangements [text block]
16.	Cash and stock-based compensation plans

The Bank has established equity compensation plans under which it manages restricted stock, restricted stock units and stock purchase option plans to attract, retain and motivate directors and top employees and compensate them for their contributions to the growth and profitability of the Bank. Vesting conditions for each of the Bank’s plans are only comprised of specified requisite service periods.

A. 2008 Stock Incentive Plan – Directors and Executives

In February 2008, the Board of Directors of the Bank approved an incentive plan for directors and executives allowing the Bank to grant restricted stock, restricted stock units, stock purchase options, and/or other similar compensation instruments. The maximum aggregate number of shares which may be granted under this plan is three million “Class E” common shares. The 2008 Stock Incentive Plan is administered by the Board of Directors which has the authority in its discretion to select the directors and executives to whom the awards may be granted; to determine whether and to what extent awards are granted, and to amend the terms of any outstanding award under this plan.

Restricted stocks are issued at the grant date, but are withheld by the Bank until the vesting date. Restricted stocks are entitled to receive dividends. A restricted stock unit is a grant valued in terms of the Bank’s stock, but no stock is issued at the grant date. Restricted stock units are not entitled to dividends. The Bank issues and delivers common stock at the vesting date of the restricted stock units.

During 2017 and 2016, the Board of Directors approved the grant of restricted stock to directors and stock options and restricted stock units to certain executives of the Bank, as follows:

Restricted stock – Directors

During the years 2017 and 2016 the Board of Directors granted 57,000 of “Class E” common shares. The fair value of restricted stock granted was based on the stock closing price in the New York Stock Exchange of the “Class E” shares on April 19, 2017 and April 13, 2016. The fair value of restricted stock granted totaled $1,585 in 2017 and $1,376 in 2016, of which $788 y $617 were charged against income during 2017 and 2016, respectively.

The total expense recorded during 2017, 2016 and 2015 of restricted stock – directors $1,697, $1,548 and $1,553. The remaining cost pending amortization of $1,033 at December 31, 2017 will be amortized over 2.3 years.

The stocks lose their restriction from the year following the anniversary date, as follows: 35% in the first and second year, and 30% in the third year.

A summary of the restricted stock granted to Directors is presented below:

	Shares	Weighted average grant date fair value
Outstanding at January 1, 2015	78,336	24.37
Granted	57,000	33.78
Vested	(39,015)	22.69
Outstanding at December 31, 2015	96,321	30.62
Granted	57,000	24.14
Vested	(56,421)	28.80
Outstanding at December 31, 2016	96,900	27.86
Granted	57,000	27.80
Vested	(61,950)	28.50
Outstanding at December 31, 2017	91,950	27.40
Expected to vest	91,950

The fair value of vested stock during the years 2017 and 2016 was $1,765 and $1,625, respectively.

Restricted Stock Units and Stock Purchase Options granted to certain Executives

The Board of Directors approved the grant of stock purchase options and restricted stock units to certain executives of the Bank with a grant date fair value of $650 in 2017 and $1,670 in 2016. The distribution of the fair value was in units of restricted shares.

Restricted stock units

The fair value of the stock units was based on the “Class E” stock closing price in the New York Stock Exchange on the grants date. These stock units vest 25% each year on the grant date’s anniversary. The restricted stock units are exchanged at a ratio of 1: 1 for common shares "Class E".

Compensation costs of the restricted stock units are amortized during the period of restriction by accelerated method. Costs charged against income during 2017, 2016 and 2015 due to the amortization of these grants totaled $811, $1,295 and $1,282, respectively. The remaining compensation cost pending amortization of $381 in 2017 will be amortized over 2.5 years.

A summary of the restricted stock units granted to certain executives is presented below:

	Shares	Weighted average grand date fair value	Weighted average remaining contractual term	Aggregate Intrinsic value
Outstanding at January 1, 2015	163,712	18.18
Granted	63,244	21.67
Forfeited	-
Vested	(64,208)	17.67
Outstanding at December 31, 2015	162,748	19.74
Granted	91,454	18.26
Forfeited	(21,408)	17.69
Vested	(65,358)	18.83
Outstanding at December 31, 2016	167,436	19.35
Granted	25,289	25.70
Forfeited	(71,401)	18.61
Vested	(70,519)	19.76
Outstanding at December 31, 2017	50,805	21.07	2.02 years	$518
Expected to vest	50,805	21.07	2.02 years	$296

The fair value of vested stock during the years 2017 and 2016 is $1,394, and $1,230, respectively.

Stock purchase options

The fair value of stock purchase options granted to certain Executives during 2017 was estimated using a binomial option-pricing model, based on the following factors:

	Measuring unit	2017	2016	2015

Weighted average fair value per option		$-	-	1.95 - 2.06
Weighted average expected term, in years	Year	-	-	5.5
Expected volatility	%	-	-	22%
Risk-free rate	%	-	-	0.02 – 1.52
Expected dividend	%	-	-	5.00%

These options expire seven years after the grant date and are exercisable at a rate of 25% each year on the grant date’s anniversary.

Related cost charged against income during 2017, 2016 and 2015 as a result of the amortization of these plans amounted to $118, $251 and $454, respectively. The remaining compensation cost pending amortization of $30 in 2017 will be amortized over a period of 1.11 years.

A summary of stock options granted is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic value
Outstanding at January 1, 2015	391,696	23.65
Granted	233,418	29.25
Forfeited	-	-
Exercised	(70,358)	20.86
Outstanding at December 31, 2015	554,756	26.36
Granted	-	-
Forfeited	(126)	18.93
Exercised	(68,785)	22.78
Outstanding at December 31, 2016	485,845	26.87
Granted	-
Forfeited	(69,934)	28.63
Exercised	(142,268)	24.84
Outstanding at December 31, 2017	273,643	27.48	3.66 years	$242
Exercisable	121,840	27.73	3.70 years	$115
Expected to vest	151,803	27.28	3.63 years	$128

The intrinsic value of exercised options during the years 2017 and 2016 was $593 and $412, respectively. During the years 2017 and 2016 the Bank received $3,533 and $1,565, respectively, from exercised options.

B. Other plans - Expatriate Top Executives Plan

The Bank sponsors a defined contribution plan for its expatriate top executives based in Panama, which are not eligible to participate in the Panamanian social security system. The Bank’s contributions are determined as a percentage of the annual salaries of top executives eligible for the plan, each contributing an additional amount withheld from their salary. Contributions to this plan are managed by a fund manager through a trust. The executives are entitled to the Bank’s contributions after completing at least three years of service in the Bank. During the years 2017, 2016 and 2015, the Bank charged to salaries expense $163, $121 and $171, respectively, that correspond to the Bank’s contributions to this plan.